UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-05347
                                                    ----------------------------

                           The Treasurer's Fund, Inc.
                 ----------------------------------------------
               (Exact name of registrant as specified in charter)

                              One Corporate Center,
                            Rye, New York 10580-1422
                 ----------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Bruce N. Alpert
                               Gabelli Funds, LLC
                              One Corporate Center
                            Rye, New York 10580-1422
                 ----------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-800-422-3554
                                                          ----------------------

                    Date of fiscal year end: October 31, 2003
                                             ------------------

                   Date of reporting period: October 31, 2003
                                             ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                              THE TREASURER'S FUND

                                  ANNUAL REPORT
                               OCTOBER 31, 2003(a)


TO OUR SHAREHOLDERS,

      In many of our Funds' recent shareholder reports, we noted a change in the way we provide the portfolio manager's commentary to shareholders of our Funds. Our shareholder reports have typically contained commentary on each portfolio manager's assessment of the stock market, individual stocks and how economic events affect their thinking in managing a specific Fund. We have always provided details about performance and presented returns, both good and bad, hopefully in a clear and concise fashion. These comments have been included as part of each Fund's quarterly, semi-annual, and annual financial statements.

      The Sarbanes-Oxley Act's new corporate governance regulations now require a Fund's principal executive and financial officers to certify the entire contents of the semi-annual and annual shareholder reports in a filing with the Securities and Exchange Commission on Form N-CSR. This certification covers the portfolio manager's commentary and subjective opinions if they are attached to or a part of the financial statements.

      Rather than ask our portfolio managers to eliminate their opinions and/or restrict their commentary to historical facts only, we separated their commentary from the financial statements and investment portfolio and sent it separately. We will continue to mail the portfolio manager's commentary separately from the investment portfolio to ensure that its content is complete and unrestricted. Our Annual Reports for our Money Market Funds will be mailed separately and include the financial statements and the investment portfolio. Both the commentary and the financial statements, including the portfolio of investments, are also available on our website at www.gabelli.com/funds.

      We trust that you understand that our approach is an unintended consequence of the ever-increasing regulatory requirements affecting public companies generally. We hope the specific certification requirements of these new regulations will be modified as they relate to mutual funds, since investment companies have different corporate structures and objectives than other public companies.

                                              Sincerely yours,


                                              /s/ BRUCE N. ALPERT
                                              Bruce N. Alpert
                                              Chief Operating Officer
                                              Gabelli Funds, LLC
December 1, 2003

----------------
(a) The Fund's fiscal year ends October 31.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS --
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                CREDIT
     PRINCIPAL                                                                                  RATINGS             MARKET
      AMOUNT                                                                                 (UNAUDITED)*            VALUE
     ---------                                                                               ------------           ------
                COMMERCIAL PAPER - 13.7%
   $22,000,000  Lockhart Funding LLC, 1.120%, 11/05/03 .....................................   P1/NR/F1+         $ 21,997,262
    18,650,000  Louis Dreyfus Corp., 1.050%, 11/05/03 ......................................    P1/A1+             18,647,824
    20,000,000  Preferred Receivables Funding, 1.050%, 11/13/03 ............................   P1/A1/F1+           19,993,000
                                                                                                                 ------------
                TOTAL COMMERCIAL PAPER .........................................................................   60,638,086
                                                                                                                 ------------
                ADJUSTABLE RATE SECURITIES - 23.8%
     3,600,000  California State Housing Finance Agency Revenue Bond, Series 2000H,
                  1.250%, 11/05/03, FSA Insured, 02/01/17+ .................................   VMIG1/A2             3,600,000
    11,500,000  Florida State Housing Finance Corp. Revenue Bond, Series 2002A, 1.100%,
                  11/06/03, AMBAC Insured, SPA - Dexia Credit Local, 01/01/47+ ............. VMIG1/A1+/F1+         11,500,000
     9,600,000  Greensboro, North Carolina, Certificate of Participation, Series 1999B, 1.100%,
                  11/05/03, 12/01/15+ ......................................................   VMIG1/NR             9,600,000
     3,900,000  Greensboro, North Carolina, Housing and Redevelopment General Obligation
                  Unlimited Revenue Bond, 1.100%, 11/05/03, SPA - Bank of America NA,
                  04/01/22+ ................................................................   VMIG1/A1+            3,900,000
     3,680,000  Greensboro, North Carolina, Public Improvement Revenue Bond, Series 1994C,
                  1.100%, 11/05/03, SPA - Wachovia Bank of North Carolina, 04/01/14+ .......   VMIG1/A1             3,680,000
     1,500,000  Health Insurance Plan of Greater New York Revenue Bond, Series 1990B-1,
                  1.120%, 11/05/03, Letter of Credit - JP Morgan Chase & Co., 07/01/16+ ....    NR/A1+              1,500,000
     7,230,000  Mississippi State Business Finance Corp. Industrial Development Revenue
                  Bond, Lextron-Visteon Leasing Project, 1.150%, 11/05/03, Letter of Credit -
                  Fifth Third Bank, 12/01/27+ ..............................................    NR/A1+              7,230,000
     2,500,000  New Jersey State Economic Development Authority Economic Development
                  Revenue Bond, MSNBC / CNBC, Series 1997A, 1.100%, 11/03/03, 10/01/21+ ....    P1/A1+              2,500,000
    22,200,000  New Jersey State Economic Development Authority Economic Development
                  Revenue Bond, MSNBC / CNBC, Series 1997B, 1.100%, 11/03/03, Letter of
                  Credit - Chase Manhattan Bank, 10/01/21+ .................................    P1/A1+             22,200,000
       880,000  New Jersey State Economic Development Authority Revenue Bond, Economic
                  Growth, Series 1994E-2, 1.270%, 11/06/03, Letter of Credit - LaSalle
                  National Bank, 08/01/14+ .................................................    NR/A1+                880,000
     2,500,000  New York State Dormitory Authority Revenue Bond, City University System,
                  Series 2003C, 1.590%, 01/01/04 ...........................................    NR/AAA              2,500,000
    19,200,000  New York State Housing Finance Agency Revenue Bond, 66 West 38th St.
                  Housing, Series 2000B, 1.150%, 11/05/03, Letter of Credit - Bayerische
                  Hypo - und Vereinsbank AG, 11/01/33+ .....................................   VMIG1/NR            19,200,000
    14,600,000  North Carolina State General Obligation Unlimited Revenue Bond, Series
                  2002C, 1.090%, 11/05/03, SPA - Bayerische Landesbank, 06/01/19+ .......... VMIG1/A1+/F1+         14,600,000
     2,800,000  Raleigh, North Carolina, Certificate of Participation, Packaging
                  Facilities Project, Series 2000B, 1.150%, 11/05/03, SPA - Bank of
                  America NA, 11/01/20+ ....................................................  VMIG1/A1+             2,800,000
                                                                                                                 ------------
                TOTAL ADJUSTABLE RATE SECURITIES ...............................................................  105,690,000
                                                                                                                 ------------
                U.S. GOVERNMENT AGENCY MORTGAGES - 39.9%
     2,240,000  Federal Home Loan Bank, 1.475%, 12/23/03 ...................................                        2,241,368
     5,000,000  Federal Home Loan Bank, 1.125%, 06/02/04 ...................................                        4,996,005
    10,000,000  Federal Home Loan Bank, 6.565%, 06/18/04 ...................................                       10,341,106
     5,000,000  Federal Home Loan Bank, 1.250%, 08/13/04 ...................................                        5,000,000
     8,300,000  Federal Home Loan Bank, 1.250%, 09/09/04 ...................................                        8,298,891
     8,645,000  Federal Home Loan Bank, 1.250%, 09/29/04 ...................................                        8,646,809
     7,260,000  Federal Home Loan Mortgage Corp., 3.250%, 01/15/04 .........................                        7,291,387
     1,000,000  Federal Home Loan Mortgage Corp., 5.250%, 02/15/04 .........................                        1,011,198
     4,900,000  Federal Home Loan Mortgage Corp., 3.400%, 02/20/04 .........................                        4,935,884
    29,930,000  Federal Home Loan Mortgage Corp., 3.750%, 04/15/04 .........................                       30,304,040

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
DOMESTIC PRIME MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) --
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

     PRINCIPAL                                                                                                      MARKET
      AMOUNT                                                                                                        VALUE
     ---------                                                                                                      ------
                U.S. GOVERNMENT AGENCY MORTGAGES (CONTINUED)
   $ 6,860,000  Federal Home Loan Mortgage Corp., 1.140%, 08/10/04 .........................                     $  6,857,630
     5,000,000  Federal Home Loan Mortgage Corp., 1.400%, 11/12/04 .........................                        4,995,422
     8,000,000  Federal National Mortgage Assoc., 3.625%, 04/15/04 .........................                        8,096,590
    12,000,000  Federal National Mortgage Assoc., 1.180%, 07/27/04 .........................                       11,999,959
    10,000,000  Federal National Mortgage Assoc., 1.090%, 11/05/03, 08/13/04+ ..............                       10,000,000
    12,000,000  Federal National Mortgage Assoc., 1.200%, 08/23/04 .........................                       11,997,203
    10,000,000  Federal National Mortgage Assoc., 1.300%, 08/30/04 .........................                       10,000,000
     5,000,000  Federal National Mortgage Assoc., 1.350%, 10/19/04 .........................                        5,000,000
     5,000,000  Federal National Mortgage Assoc., 1.550%, 11/17/04 .........................                        5,000,000
    10,000,000  Federal National Mortgage Assoc. Discount Note, 11/21/03 ...................                        9,995,111
    10,000,000  Student Loan Marketing Assoc., 1.040%, 11/04/03, 02/19/04+ .................                       10,000,000
                                                                                                                 ------------
                TOTAL U.S. GOVERNMENT AGENCY MORTGAGES .........................................................  177,008,603
                                                                                                                 ------------
                REPURCHASE AGREEMENTS - 22.4%
    12,000,000  Barclays Capital Inc., 0.990%, dated 10/31/03, due 11/03/03, proceeds at
                  maturity, $12,000,990 (a) ................................................                       12,000,000
    37,182,493  Bear Stearns & Co., 1.000%, dated 10/31/03, due 11/03/03, proceeds at
                  maturity, $37,185,591 (b) ................................................                       37,182,493
    50,000,000  UBS Securities LLC, 1.050%, dated 10/31/03, due 11/03/03, proceeds at
                  maturity, $50,004,375 (c) ................................................                       50,000,000
                                                                                                                 ------------
                TOTAL REPURCHASE AGREEMENTS ....................................................................   99,182,493
                                                                                                                 ------------
TOTAL INVESTMENTS (Cost $442,519,182) (d) ..................................................       99.8%         $442,519,182
PAYABLE TO ADVISER (e) .....................................................................        0.0              (112,709)
PAYABLE TO ADMINISTRATOR ...................................................................        0.0               (33,430)
DIVIDENDS PAYABLE ..........................................................................        0.0               (68,471)
OTHER ASSETS AND LIABILITIES (NET) .........................................................        0.2               908,282
                                                                                                  -----          ------------
NET ASSETS (443,300,453 shares of capital stock outstanding, $0.001 par value, three billion
  shares authorized) .......................................................................      100.0%         $443,212,854
                                                                                                  =====          ============
COMPOSITION OF NET ASSETS
Paid-in-capital ............................................................................                      443,212,854
                                                                                                                 ------------
NET ASSETS .................................................................................                     $443,212,854
                                                                                                                 ============
SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share ($428,035,804 (DIVIDE)
      428,123,417 shares outstanding) ......................................................                            $1.00
                                                                                                                        =====
  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share ($15,177,050 (DIVIDE)
      15,177,036 shares outstanding) .......................................................                            $1.00
                                                                                                                        =====

------------------
(a) Collateralized by U.S. Treasury Bond, 8.125%, due 08/15/19, market value $12,268,083.
(b)  Collateralized  by  U.S.  Treasury  STRIPS,  due  02/15/14,   market  value
     $19,383,135  and  U.S.   Treasury  STRIPS,   due  02/15/15,   market  value
     $18,879,999.
(c) Collateralized by Federal National Mortgage Assoc., 6.125%, due 03/15/12, market value $51,041,612.
(d)  Aggregate cost for Federal tax purposes.
(e)  Net of the expense reimbursement receivable of $91,817 from the Adviser.
  + Variable rate security. The short term date shown is the next rate change date.
  * Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS  --
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                CREDIT
     PRINCIPAL                                                                                  RATINGS             MARKET
      AMOUNT                                                                                 (UNAUDITED)*            VALUE
     ---------                                                                               ------------           ------
                SHORT-TERM MUNICIPAL OBLIGATIONS - 99.1%
                ALABAMA - 1.3%
    $2,645,000  Hoover Board of Education Capital Outlay Special Tax Warrants, 4.000%,
                  MBIA Insured, 02/15/04 ...................................................  Aaa/AAA/AAA        $  2,668,044
                                                                                                                 ------------
                CALIFORNIA - 1.0%
     2,000,000  California State Revenue Anticipation Warrants, Series 2003A, 2.000%,
                  06/16/04 .................................................................  MIG1/SP1/F1           2,011,488
                                                                                                                 ------------
                COLORADO - 1.1%
     2,300,000  University of Colorado Certificates of Participation, Series 1998A, 1.070%,
                  11/05/03, Letter of Credit - Bayerische Landesbank, 07/01/18+ ............   VMIG1/A1+            2,300,000
                                                                                                                 ------------
                CONNECTICUT - 1.0%
     2,000,000  Connecticut State Health & Educational Facilities Authority Revenue Bond,
                  Hospital of St. Raphael, Series 1998J, 0.960%, 11/05/03, Letter of Credit -
                  KBC Bank NV, 07/01/22+ ...................................................   VMIG1/NR             2,000,000
                                                                                                                 ------------
                FLORIDA - 9.3%
     3,800,000  Florida State Housing Finance Agency Revenue Bond, Heron Park Project,
                  Series 1996U, AMT, 1.020%, 11/05/03, FNMA Insured, 12/01/29+ .............   VMIG1/NR             3,800,000
     4,200,000  Florida State Housing Finance Agency Revenue Bond, Huntington Multi-Family
                  Housing Project, Series 1985GGG, 1.120%, 11/05/03, Letter of Credit -
                  Republic National Bank, 12/01/13+ ........................................    NR/A1+              4,200,000
     1,000,000  Florida State Housing Financial Corp. Multi-Family Revenue Bond, Hunters
                  Run Apartments, Series 2003G, 1.070%, 11/06/03, Letter of Credit -
                  Amsouth Bank, 06/15/36+ ..................................................   VMIG1/NR             1,000,000
     1,900,000  Greater Orlando Commercial Paper Revenue Notes, Series 2003B,
                  AMT, 0.900%, 11/03/03 ....................................................   P1/NR/F1+            1,900,000
     2,500,000  Jacksonville Health Facilities Authority Commercial Paper Revenue Notes,
                  St. Lukes Hospital Association, Series 2001B, 0.800%, 11/05/03 ...........   VMIG1/Aa2            2,500,000
     1,080,000  Palm Beach County General Obligation Unlimited Revenue Bond, 2.000%,
                  07/01/04 .................................................................  Aaa/AAA/AAA           1,087,829
     3,000,000  Sunshine State Governmental Financing Commission Commercial Paper
                  Revenue Notes, Miami Dade County Program, Series 2003G, AMT,
                  0.950%, 01/22/04 .........................................................   VMIG1/A1+            3,000,000
     2,000,000  Tampa Bay Water Utility Systems Revenue Bond, Regional Water Supply
                  Authority, AMT, 1.150%, 11/06/03, Letter of Credit - Bank of America NA,
                  10/01/31+ ................................................................ VMIG1/A1+/F1+          2,000,000
                                                                                                                 ------------
                TOTAL FLORIDA ...................................................................................  19,487,829
                                                                                                                 ------------
                GEORGIA - 3.8%
     3,640,000  Burke County Development Authority Pollution Control Revenue Bond,
                  Oglethorpe Power Corp. Project, Series 1993A, 1.050%, 11/05/03, FGIC
                  Insured, SPA - Bayerische Landesbank, 01/01/16+ .......................... VMIG1/A1+/F1+          3,640,000
     1,100,000  DeKalb County Development Authority Revenue Bond, Metro Atlanta YMCA
                  Project, 1.120%, 11/05/03, Letter of Credit - Wachovia Bank of Georgia,
                  06/01/20+ ................................................................     NR/A1              1,100,000
     2,000,000  Gwinnett County School District Construction Sales Tax Notes, 2.000%,
                  12/29/03 .................................................................    MIG1/NR             2,002,977
     1,200,000  Hapeville Development Authority Industrial Development Revenue Bond,
                  Hapeville Hotel Ltd., 1.150%, 11/01/03, Letter of Credit - Bank of America
                  NA, 11/01/15+ ............................................................     P1/NR              1,200,000
                                                                                                                 ------------
                TOTAL GEORGIA ...................................................................................   7,942,977
                                                                                                                 ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) --
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                CREDIT
     PRINCIPAL                                                                                  RATINGS             MARKET
      AMOUNT                                                                                 (UNAUDITED)*            VALUE
     ---------                                                                               ------------           ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                ILLINOIS - 10.1%
    $4,500,000  Chicago Board of Education General Obligation Unlimited Revenue Bond,
                  Series 2000B, 1.050%, 11/06/03, FSA Insured, SPA - Dexia Public Finance
                  Bank, 03/01/32+ .......................................................... VMIG1/A1+/F1+       $  4,500,000
     1,700,000  Chicago Economic Development Revenue Bond, Crane Carton Co. Project,
                  1.200%, 11/05/03, Letter of Credit - Bankers Trust Co., 06/01/12+ ........    NR/A1+              1,700,000
     4,000,000  Chicago Metropolitan Water Reclamation District General Obligation Unlimited
                  Revenue Bond, Series 2002A, 1.100%, 11/05/03, SPA - Bank of America
                  NA, Lloyds TSB Bank, 12/01/31+ ........................................... VMIG1/A1+/F1+          4,000,000
     1,200,000  Illinois State Development Finance Authority Pollution Control Revenue Bond,
                  A. E. Staley Mfg. Co.  Project,  1.090%,  11/05/03,  Letter of
                  Credit - Rabobank International, 12/01/05+ ...............................     P1/NR              1,200,000
       900,000  Illinois State Educational Facilities Authority Revenue Bond, ACI / Cultural
                  Pooled Financing, 1.050%, 11/05/03, Letter of Credit - Bank One NA,
                  07/01/29+ ................................................................     NR/A1                900,000
     3,800,000  Illinois State Educational Facilities Authority Revenue Bond, Columbia
                  College - Chicago, 1.120%, 11/05/03, Letter of Credit - Harris Trust &
                  Savings Bank, 06/01/30+ ..................................................    NR/A1+              3,800,000
     2,900,000  Illinois State Educational Facilities Authority Revenue Bond, National Louis
                  University, Series 1999A, 1.080%, 11/06/03, Letter of Credit - American
                  National Bank & Trust, 06/01/29+ .........................................     NR/A1              2,900,000
     2,000,000  Illinois State Housing Development Authority Revenue Bond, Illinois Center
                  Apartments, 0.980%, 11/05/03, Credit Support - Freddie Mac, 01/01/08+ ....     NR/A1+             2,000,000
                                                                                                                 ------------
                TOTAL ILLINOIS ..................................................................................  21,000,000
                                                                                                                 ------------
                INDIANA - 5.9%
     2,600,000  Indiana State Health Facility Financing Authority Hospital Revenue Bond,
                  Clarian Health Partners Inc., Series 1996C, 1.120%, 11/05/03, SPA -
                  NBD Bank, 02/15/26+ ...................................................... VMIG1/A1+/F1+          2,600,000
     1,640,000  Indiana State Health Facility Financing Authority Hospital Revenue Bond,
                  Clarian Health Partners Inc., Series 2000B, 1.150%, 11/01/03, SPA -
                  Chase Manhattan Bank, 03/01/30+ .......................................... VMIG1/A1+/F1           1,640,000
     1,500,000  Indiana State Health Facility Financing Authority Hospital Revenue Bond,
                  Clarian Health Partners Inc., Series 2000C, 1.120%, 11/05/03, SPA -
                  Westdeutsche Landesbank, 03/01/30+ ....................................... VMIG1/A1+/F1           1,500,000
     5,000,000  Indiana State Health Facility Financing Authority Revenue Bond, Ascension
                  Health Credit Group, Series 2001A-1, 0.980%, 07/01/04, 11/15/36+ .........   VMIG1/A1+            5,000,000
     1,620,000  Indianapolis Local Public Improvement Revenue Bond, Series 2001C, 4.500%,
                  02/01/04 .................................................................    Aa3/NR              1,634,340
                                                                                                                 ------------
                TOTAL INDIANA ...................................................................................  12,374,340
                                                                                                                 ------------
                KANSAS - 0.9%
     1,900,000  Kansas State Department of Transportation Revenue Bond, Highway
                  Improvement, Series 2000B-1, 1.130%, 11/01/03, Liquidity Provider -
                  Pooled Money Investment Board, 09/01/20+ .................................   VMIG1/A1+            1,900,000
                                                                                                                 ------------
                KENTUCKY - 1.0%
     1,200,000  Breckinridge County Lease Program Revenue Bond, Kentucky Association
                  Counties Leasing Trust, Series 2001A, 1.040%, 11/05/03, Letter of Credit -
                  US Bank NA, 02/01/31+ .................................................... VMIG1/NR/F1+           1,200,000
       870,000  Daviess County Exempt Facilities Revenue Bond, Kimberly-Clark Tissue
                  Project, AMT, 1.150%, 11/05/03, 08/01/29+ ................................    NR/A1+                870,000
                                                                                                                 ------------
                TOTAL KENTUCKY ..................................................................................   2,070,000
                                                                                                                 ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) --
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                CREDIT
     PRINCIPAL                                                                                  RATINGS             MARKET
      AMOUNT                                                                                 (UNAUDITED)*            VALUE
     ---------                                                                               ------------           ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                LOUISIANA - 0.6%
    $  700,000  East Baton Rouge Parish Pollution Control Revenue Bond, Exxon Mobil Corp.
                  Project, 1.150%, 11/01/03, 11/01/19+ .....................................    P1/A1+           $    700,000
       500,000  Louisiana Public Facilities Authority Industrial Development Revenue Bond,
                  Kenner Hotel Ltd., 1.150%, 11/01/03, Letter of Credit - Bank of America NA,
                  12/01/15+ ................................................................     P1/NR                500,000
                                                                                                                 ------------
                TOTAL LOUISIANA .................................................................................   1,200,000
                                                                                                                 ------------
                MARYLAND - 0.3%
       700,000  Northeast Maryland Waste Disposal Authority Resource Recovery Revenue
                  Bond, Harford County Resource, 1.020%, 11/05/03, AMBAC Insured, SPA -
                  Credit Local de France, 01/01/08+ ........................................   VMIG1/A1+              700,000
                                                                                                                 ------------
                MASSACHUSETTS - 6.8%
     1,200,000  Massachusetts State Development Finance Agency Revenue Bond, Boston
                  University, Series 2002R-2, 1.090%, 11/01/03, Credit Support - Boston
                  University, SPA - Societe Generale, 10/01/42+ ............................   VMIG1/A1+            1,200,000
     7,050,000  Massachusetts State Development Finance Agency Revenue Bond, Boston
                  University, Series 2002R-4, 1.090%, 11/01/03, Credit Support - Boston
                  University, SPA - Societe Generale, 10/01/42+ ............................   VMIG1/A1+            7,050,000
     2,000,000  Massachusetts State Industrial Finance Agency Revenue Bond, Orchard
                  Cove Inc. Project, Series 1996B, 1.000%, 11/05/03, Letter of Credit - Fleet
                  National Bank, 05/01/26+ .................................................     NR/A1              2,000,000
     3,000,000  Massachusetts State Water Reserve Commercial Paper Revenue Notes,
                  0.850%, Letter of Credit - State Street Bank & Trust Co., 12/09/03 .......   VMIG1/A1+            3,000,000
     1,000,000  Massachusetts State Water Reserve Commercial Paper Revenue Notes,
                  0.900%, Letter of Credit - State Street Bank & Trust Co., 12/09/03 .......   VMIG1/A1+            1,000,000
                                                                                                                 ------------
                TOTAL MASSACHUSETTS .............................................................................  14,250,000
                                                                                                                 ------------
                MICHIGAN - 3.8%
     2,400,000  Detroit Sewer Disposal Revenue Bond, Series 1998B, 0.890%, 11/05/03,
                  MBIA Insured, SPA - Morgan Guaranty Trust, 07/01/23+ ..................... VMIG1/A1+/F1           2,400,000
     4,000,000  Michigan State Housing Development Authority Limited Obligation Revenue
                  Bond, Laurel Valley Project, 1.120%, 11/05/03, Letter of Credit - Bank One
                  Michigan, 12/01/07+ ......................................................   VMIG1/NR             4,000,000
     1,500,000  Wayne Charter County Michigan Airport Revenue Bond, Detroit Metro Wayne
                  County, Series 2002A, AMT, 1.120%, 11/05/03, FGIC Insured, 12/01/32+ .....   VMIG1/A1+            1,500,000
                                                                                                                 ------------
                TOTAL MICHIGAN ..................................................................................   7,900,000
                                                                                                                 ------------
                MINNESOTA - 1.4%
     3,000,000  Rochester Health Care Facilities Commercial Paper Revenue Notes, Mayo
                  Foundation, Mayo Medical Center, Series 2000C, 0.850%, 11/17/03 ..........    Aa/A1+              3,000,000
                                                                                                                 ------------
                NEW HAMPSHIRE - 1.0%
     2,000,000  New Hampshire State Higher Education & Health Facilities Authority Revenue
                  Bond, New England Inc., Series 1985B, 1.050%, 11/05/03, AMBAC Insured,
                  SPA - Bank of New York, 12/01/25+ ........................................     NR/A1              2,000,000
                                                                                                                 ------------
                NEW YORK - 10.5%
     1,875,000  Municipal Assistance Corp. New York City Revenue Bond, Series 1997J,
                  6.000%, 07/01/04 .........................................................    Aa1/AA+             1,937,221
     1,100,000  New York City General Obligation Unlimited Revenue Bond, Subseries 1993A-5,
                  1.150%, 11/01/03, Letter of Credit - KBC Bank NV, 08/01/15+ ..............   VMIG1/A1             1,100,000

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) --
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                CREDIT
     PRINCIPAL                                                                                  RATINGS             MARKET
      AMOUNT                                                                                 (UNAUDITED)*            VALUE
     ---------                                                                               ------------           ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                NEW YORK (CONTINUED)
    $1,300,000  New York City General Obligation Unlimited Revenue Bond, Subseries 1993A-5,
                  1.150%, 11/01/03, Letter of Credit - KBC Bank NV, 08/01/16+ ..............   VMIG1/A1          $  1,300,000
       300,000  New York City General Obligation Unlimited Revenue Bond, Subseries 1993A-10,
                  1.130%, 11/01/03, Letter of Credit - Morgan Guaranty Trust, 08/01/17+ ....   VMIG1/A1+              300,000
     1,200,000  New York City General Obligation Unlimited Revenue Bond, Subseries 1993B-4,
                  1.150%, 11/01/03, MBIA Insured, SPA - Landesbank Hessen-Thurigen,
                  08/15/23+ ................................................................   VMIG1/A1+            1,200,000
     1,000,000  New York City Municipal Water Financial Authority Revenue Bond, Water &
                  Sewer System, Series 1993C, 1.150%, 11/01/03, FGIC Insured,
                  06/15/23+ ................................................................   VMIG1/A1+            1,000,000
       740,000  New York City Transitional Finance Authority Revenue Bond, Future Tax
                  Secured, Subseries 1999B-3, 1.100%, 11/05/03, Liquidity Facility - Bank
                  One NA, 11/01/28+ ........................................................ VMIG1/A1+/F1+            740,000
     2,500,000  New York State Housing Finance Agency Revenue Bond, 66 West 38th Street,
                  Series 2002A, AMT, 1.200%, 11/05/03, Letter of Credit - Bayerische Hypo -
                  und Vereinsbank AG, 11/01/33+ ............................................   VMIG1/NR             2,500,000
     1,200,000  New York State Local Government Assistance Corp. Revenue Bond, Series
                  1995G, 1.080%, 11/05/03, Letter of Credit - Bank of Nova Scotia,
                  04/01/25+ ................................................................   VMIG1/A1             1,200,000
     2,165,000  New York State Power Authority General Obligation Unlimited Revenue Bond,
                  0.900%, 09/01/04, Liquidity Facility - Dexia Credit Local, 03/01/07+ .....   VMIG1/A1+            2,181,195
     2,000,000  New York State Throughway Authority, Bond Anticipation Revenue Notes,
                  Series 2003A, 1.125%, 03/25/04 ...........................................   MIG1/SP1+            2,000,199
     6,500,000  Triborough Bridge and Tunnel Authority Revenue Bond, Series 2001B, 1.100%,
                  11/05/03, AMBAC Insured, SPA - State Street Bank & Trust Co.,
                  01/01/32+ ................................................................   VMIG1/A1+            6,500,000
                                                                                                                 ------------
                TOTAL NEW YORK ..................................................................................  21,958,615
                                                                                                                 ------------
                NORTH CAROLINA - 5.4%
     1,000,000  Durham Public Improvement General Obligation Unlimited Revenue Bond,
                  1.170%, 11/06/03, SPA - Wachovia Bank of NC, 02/01/10+ ...................   VMIG1/A1             1,000,000
     2,100,000  East Carolina University Athletic Department Revenue Bond, Dowdy-Ficklen
                  Stadium Project, 1.150%, 11/05/03, Letter of Credit - Wachovia Bank,
                  05/01/17+ ................................................................   VMIG1/A1             2,100,000
     1,100,000  Greensboro Public Improvement General Obligation Unlimited
                  Revenue Bond, Series 1994B, 1.050%, 11/05/03, SPA - Wachovia Bank
                  of NC, 04/01/08+ .........................................................    VMIG1/A1            1,100,000
     3,000,000  North Carolina State Community Health Care Facilities Revenue Bond,
                  Firsthealth of Carolinas Project, 1.120%, 11/05/03, SPA - First Union
                  National Bank, 10/01/32+ .................................................   VMIG1/A1             3,000,000
     1,000,000  North Carolina State Educational Facilities Finance Agency Revenue Bond,
                  Elon College, 1.100%, 11/05/03, Letter of Credit - Bank of America NA,
                  01/01/19+ ................................................................   VMIG1/A1+            1,000,000
     3,000,000  North Carolina State General Obligation Unlimited Revenue Bond, Series 2002F,
                  0.950%, 11/05/03, SPA - Landesbank Baden - Wurttemberg, 06/01/19+ ........ VMIG1/A1+/F1+          3,000,000
                                                                                                                 ------------
                TOTAL NORTH CAROLINA ............................................................................  11,200,000
                                                                                                                 ------------
                NORTH DAKOTA - 1.0%
       200,000  Grand Forks Health Care Facilities Revenue Bond, United Hospital Obligation
                  Group Project, Series 1996A, 1.150%, 11/01/03, Letter of Credit - LaSalle
                  National Bank, 12/01/25+ .................................................   VMIG1/NR               200,000
     1,800,000  Grand Forks Hospital Facilities Revenue Bond, United Hospital Obligation
                  Group Project, 1.150%, 11/01/03, Letter of Credit - LaSalle National Bank,
                  12/01/16+ ................................................................   VMIG1/NR             1,800,000
                                                                                                                 ------------
                TOTAL NORTH DAKOTA ..............................................................................   2,000,000
                                                                                                                 ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) --
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                CREDIT
     PRINCIPAL                                                                                  RATINGS             MARKET
      AMOUNT                                                                                 (UNAUDITED)*            VALUE
     ---------                                                                               ------------           ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                OREGON - 3.0%
    $5,000,000  Oregon State Tax Anticipation Notes, 2.250%, 11/15/04 ...................... MIG1/SP1+/F1+       $  5,060,605
     1,200,000  Port of Portland Pollution Control Revenue Bond, Reynold Metals Co., 1.130%,
                  11/01/03, Letter of Credit - San Paolo Bank, 12/01/09+ ...................     P1/NR              1,200,000
                                                                                                                 ------------
                TOTAL OREGON ....................................................................................   6,260,605
                                                                                                                 ------------
                PENNSYLVANIA - 10.7%
     1,000,000  Delaware County Industrial Development Authority Airport Facilities Revenue
                  Bond, United Parcel Service Project, 1.090%, 11/01/03, 12/01/15+ .........    NR/A1+              1,000,000
     2,000,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 1997A, AMT, 1.070%, 11/05/03, AMBAC Insured,
                  SPA - Dexia Bank, 03/01/27+ ..............................................   VMIG1/A1+            2,000,000
     2,500,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2001A, AMT, 1.070%, 11/05/03, AMBAC Insured,
                  SPA - Lloyds TSB Bank, 06/01/31+ .........................................   VMIG1/A1+            2,500,000
     3,500,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2002A, AMT, 1.070%, 11/05/03, FSA Insured,
                  06/01/25+ ................................................................   VMIG1/A1+            3,500,000
     2,000,000  Pennsylvania State Higher Education Assistance Agency Student Loan
                  Revenue Bond, Series 2003A-1, AMT, 1.070%, 11/05/03, AMBAC Insured,
                  SPA Dexia Bank, 01/01/19+ ................................................   VMIG1/A1+            2,000,000
     4,900,000  Philadelphia Water & Wastewater Revenue Bond, 1.110%, 11/05/03, FSA
                  Insured, SPA - Dexia Credit Local, 06/15/23+ ............................. VMIG1/A1+/F1+          4,900,000
     6,400,000  Philadelphia Water & Wastewater Revenue Bond, Series 1997B, 1.070%,
                  11/05/03, AMBAC Insured, SPA - KBC Bank NV, 08/01/27+ ....................  VMIG1/A1/F1           6,400,000
                                                                                                                 ------------
                TOTAL PENNSYLVANIA ..............................................................................  22,300,000
                                                                                                                 ------------
                SOUTH CAROLINA - 2.6%
     2,600,000  South Carolina State Educational Facilities Authority Revenue Bond, Furman
                  University Project, Series 1996B, 1.050%, 11/06/03, MBIA Insured, SPA -
                  Wachovia Bank of SC, 10/01/26+ ........................................... VMIG1/NR/F1+           2,600,000
     2,750,000  South Carolina State Jobs Economic Development Authority Health Facilities
                  Revenue Bond, The Methodist Home Project, 1.100%, 11/06/03, Letter of
                  Credit - Bank of America NA, 12/01/14+ ...................................    NR/A1+              2,750,000
                                                                                                                 ------------
                TOTAL SOUTH CAROLINA ............................................................................   5,350,000
                                                                                                                 ------------
                TENNESSEE - 4.8%
       900,000  Clarksville Public Building Authority Revenue Bond, Pooled Financing,
                  Tennessee Municipal Bond Fund, 1.050%, 11/06/03, Letter of Credit -
                  Bank of America NA, 06/01/29+ ............................................   VMIG1/NR               900,000
     7,550,000  Memphis Center City Finance Corp. Revenue Bond, Multi-Family Housing,
                  Arbors of Harbor Town Project, 1.050%, 11/05/03, Credit Support -
                  Northwestern Mutual Life Insurance Co., 04/01/13+ ........................    NR/A1+              7,550,000
     1,500,000  Montgomery County Public Building Authority Pooled Financing Revenue Bond,
                  Tennessee County Loan Pool, 1.150%, 11/01/03, Letter of Credit - Bank of
                  America NA, 04/01/32+ ....................................................   VMIG1/NR             1,500,000
                                                                                                                 ------------
                TOTAL TENNESSEE .................................................................................   9,950,000
                                                                                                                 ------------
                TEXAS - 4.3%
     2,000,000  San Antonio Water Systems Commercial Paper Revenue Notes, Series 2003A,
                  0.950%, 01/14/04 .........................................................   VMIG1/A1+            2,000,000
     7,000,000  Texas State Tax & Revenue Anticipation Notes, 2.000%, 08/31/04 ............. MIG1/SP1+/F1+          7,048,248
                                                                                                                 ------------
                TOTAL TEXAS .....................................................................................   9,048,248
                                                                                                                 ------------

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
TAX EXEMPT MONEY MARKET PORTFOLIO -- STATEMENT OF NET ASSETS (CONTINUED) --
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                CREDIT
     PRINCIPAL                                                                                  RATINGS             MARKET
      AMOUNT                                                                                 (UNAUDITED)*            VALUE
     ---------                                                                               ------------           ------
                SHORT-TERM MUNICIPAL OBLIGATIONS (CONTINUED)
                VIRGINIA - 1.0%
    $1,325,000  Capital Region Airport Commission Airport Revenue Bond, Richmond
                  International Airport Project, Series 1995B, 1.050%, 11/05/03, AMBAC
                  Insured, SPA - Dexia Public Finance Bank, 07/01/25+ ......................   VMIG1/A1+         $  1,325,000
       845,000  Norfolk Industrial Development Authority Industrial Development Revenue
                  Bond, James Barry-Robinson Institute, 1.050%, 11/06/03, Letter of Credit -
                  Bank of America NA, 10/01/06+ ............................................    NR/A1+                845,000
                                                                                                                 ------------
                TOTAL VIRGINIA ..................................................................................   2,170,000
                                                                                                                 ------------
                WASHINGTON - 5.5%
     3,000,000  Energy Northwest Washington Electric Revenue Bond, Project No. 3, Series
                  2003D3-1, 1.110%, 11/05/03, FSA Insured, SPA - Dexia Credit Local,
                  07/01/18+ ................................................................ VIMG1/A1+/F1+          3,000,000
     1,595,000  Port Bellingham Industrial Development Corp. Industrial Revenue Bond,
                  Sauder Woodcraft Corp. Project, 1.150%, 11/05/03, Letter of Credit - Bank
                  of America National Trust & Savings, 12/01/14+ ...........................    Aa1/NR              1,595,000
     1,645,000  Snohomish County General Obligation Limited Revenue Bond, 2.000%,
                  12/01/03 .................................................................    Aa3/AA              1,646,305
     2,700,000  Washington State Housing Finance Commission Revenue Bond, Nikkei Manor
                  Project, 1.050%, 11/05/03, Letter of Credit - Bank of America National Trust
                  & Savings, 10/01/21+ .....................................................    Aa1/NR              2,700,000
     2,545,000  Washington State Public Power Supply System Revenue Bond, Nuclear
                  Project No. 3, Series 1993, 3A-3, 1.090%, 11/05/03, Letter of Credit -
                  Morgan Guaranty Trust, 07/01/18+ .........................................   VMIG1/A1+            2,545,000
                                                                                                                 ------------
                TOTAL WASHINGTON ................................................................................  11,486,305
                                                                                                                 ------------
                WEST VIRGINIA - 1.0%
     2,100,000  West Virginia State Hospital Finance Authority Hospital Revenue Bond, VHA
                  Mid-Atlantic, Series 1985H, 1.050%, 11/05/03, AMBAC Insured, SPA -
                  Bank of New York, 12/01/25+ ..............................................     NR/A1              2,100,000
                                                                                                                 ------------
                TOTAL SHORT-TERM MUNICIPAL OBLIGATIONS .......................................................... 206,628,451
                                                                                                                 ------------
TOTAL INVESTMENTS (Cost $206,628,451) (a) ..................................................       99.1%         $206,628,451
PAYABLE TO ADVISER (b) .....................................................................        0.0               (55,521)
PAYABLE TO ADMINISTRATOR ...................................................................        0.0               (16,499)
DIVIDENDS PAYABLE ..........................................................................        0.0               (26,269)
OTHER ASSETS AND LIABILITIES (NET) .........................................................        0.9             1,926,732
                                                                                                  -----          ------------
NET ASSETS (208,539,387 shares of capital stock outstanding, $0.001 par value, three billion
  shares authorized) .......................................................................      100.0%         $208,456,894
                                                                                                  =====          ============
COMPOSITION OF NET ASSETS
Paid-in-capital ............................................................................                      208,426,080
Accumulated net investment income ..........................................................                           49,419
Accumulated net realized loss on investments ...............................................                          (18,605)
                                                                                                                 ------------
NET ASSETS .................................................................................                     $208,456,894
                                                                                                                 ============
SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share ($204,722,909 (DIVIDE)
    204,804,770 shares outstanding) .............................................................................       $1.00
                                                                                                                        =====
  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share ($3,733,985 (DIVIDE)
    3,734,617 shares outstanding) ...............................................................................       $1.00
                                                                                                                        =====

------------------
(a)  Aggregate cost for Federal tax purposes.
(b) Net of the expense reimbursement receivable of $29,851 from the Adviser. + Variable rate security. The short term date shown is the next rate change date.
 * Credit ratings issued by Moody's Investors Services Inc., Standard & Poor's Corp. and Fitch Investors Services Inc., which are unaudited. Moody's credit ratings of VMIG1 and P1, Standard & Poor's credit rating of A1 and Fitch's credit rating of F1 indicate instruments of the highest quality. Credit ratings of NR indicate that the security is not rated. In the opinion of the Adviser, such instruments are judged to be of comparable investment quality to rated securities which may be purchased by the portfolio.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
U.S.  TREASURY MONEY MARKET  PORTFOLIO -- STATEMENT OF NET ASSETS --
                                                                OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                                                                 CREDIT
     PRINCIPAL                                                                                   RATINGS             MARKET
      AMOUNT                                                                                  (UNAUDITED)*            VALUE
     ---------                                                                                ------------           ------
                U.S. GOVERNMENT OBLIGATIONS - 58.9%
                U.S. TREASURY BILLS - 58.9%
   $38,000,000  U.S. Treasury Bills, 0.954% to 0.976%++, 11/28/03 to 01/29/04 ..............                      $37,951,962
                                                                                                                  -----------
                TOTAL U.S. GOVERNMENT OBLIGATIONS ................................................................ 37,951,962
                                                                                                                  -----------
                REPURCHASE AGREEMENTS - 41.2%
     7,000,000  ABN Amro, 1.000%, dated 10/31/03, due 11/03/03, proceeds at maturity,
                  $7,000,583 (a) ...........................................................                        7,000,000
    10,000,000  Barclays Capital, 0.990%, dated 10/31/03, due 11/03/03, proceeds at maturity,
                  $10,000,825 (b) ..........................................................                       10,000,000
     9,532,613  Bear Stearns & Co., 1.000%, dated 10/31/03, due 11/03/03, proceeds at
                  maturity, $9,533,407 (c) .................................................                        9,532,613
                                                                                                                  -----------
                TOTAL REPURCHASE AGREEMENTS ...................................................................... 26,532,613
                                                                                                                  -----------
TOTAL INVESTMENTS (Cost $64,484,575) (d) ...................................................      100.1%          $64,484,575
PAYABLE TO ADVISER (e) .....................................................................        0.0               (16,081)
PAYABLE TO ADMINISTRATOR ...................................................................        0.0                (4,781)
DIVIDENDS PAYABLE ..........................................................................        0.0               (11,814)
OTHER ASSETS AND LIABILITIES (NET) .........................................................       (0.1)              (50,158)
                                                                                                  -----           -----------
NET ASSETS (64,403,844 shares of capital stock outstanding, $0.001 par value, three billion
  shares authorized) .......................................................................      100.0%          $64,401,741
                                                                                                  =====           ===========
COMPOSITION OF NET ASSETS
Paid-in-capital ............................................................................                      $64,401,741
                                                                                                                  -----------
NET ASSETS .................................................................................                      $64,401,741
                                                                                                                  ===========
SHARES OF CAPITAL STOCK:
  MONEY MARKET CLASS
  Net Asset Value, offering and redemption price per share ($61,525,700 (DIVIDE) 61,527,803 outstanding shares)         $1.00
                                                                                                                        =====
  CASH MANAGEMENT CLASS
  Net Asset Value, offering and redemption price per share ($2,876,041 (DIVIDE) 2,876,041 outstanding shares)           $1.00
                                                                                                                        =====

------------------
(a) Collateralized by U.S. Treasury Note, 3.000%, due 01/31/04, market value $7,138,958.
(b) Collateralized by U.S. Treasury Bond, 7.625%, due 02/15/25, market value $10,227,928.
(c) Collateralized by U.S. Treasury Bond, 5.250%, due 11/15/28, market value $9,809,333.
(d)  Aggregate cost for Federal tax purposes.
(e) Net of the expense reimbursement receivable of $11,494 from the Adviser. ++ Represents annualized yield at date of purchase.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF OPERATIONS -- YEAR ENDED OCTOBER 31, 2003
--------------------------------------------------------------------------------

                                                 DOMESTIC PRIME        TAX EXEMPT         U.S. TREASURY
                                                  MONEY MARKET        MONEY MARKET        MONEY MARKET
                                                    PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                 --------------       ------------        -------------
INVESTMENT INCOME:
  Interest ......................................  $6,769,819          $2,823,151           $ 879,111
                                                   ----------          ----------           ---------
EXPENSES:
  Investment advisory fees ......................   1,582,358             766,922             227,365
  Service fees - Money Market Class .............   1,530,344             753,983             215,565
  Administration fees ...........................     443,094             215,347              63,689
  Shareholder services fees .....................     321,356              53,414              31,329
  Custodian fees ................................     110,889              52,678              30,061
  Legal and audit fees ..........................      86,636              35,260              10,956
  Registration fees .............................      30,345              27,149              26,311
  Shareholder communications expenses ...........      39,592              19,740               4,686
  Directors' fees ...............................      32,137              14,656               3,791
  Miscellaneous expenses ........................      38,808              19,069               8,468
                                                   ----------          ----------           ---------
  TOTAL EXPENSES ................................   4,215,559           1,958,218             622,221
                                                   ----------          ----------           ---------
  Expense reimbursement .........................    (959,166)           (378,170)           (105,505)
  Service fees credit - Money Market Class ......    (107,221)            (51,785)            (28,488)
                                                   ----------          ----------           ---------
  TOTAL NET EXPENSES ............................   3,149,172           1,528,263             488,228
                                                   ----------          ----------           ---------
  NET INVESTMENT INCOME .........................   3,620,647           1,294,888             390,883
                                                   ----------          ----------           ---------
  NET REALIZED GAIN/(LOSS) ON INVESTMENTS .......      32,769              (4,730)             10,840
                                                   ----------          ----------           ---------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS ...................  $3,653,416          $1,290,158           $ 401,723
                                                   ==========          ==========           =========

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                DOMESTIC PRIME                  TAX EXEMPT                    U.S. TREASURY
                                            MONEY MARKET PORTFOLIO       MONEY MARKET PORTFOLIO          MONEY MARKET PORTFOLIO
                                    ------------------------------- -------------------------------  -------------------------------
                                       YEAR ENDED      YEAR ENDED     YEAR ENDED       YEAR ENDED       YEAR ENDED      YEAR ENDED
                                       OCTOBER 31,     OCTOBER 31,    OCTOBER 31,      OCTOBER 31,      OCTOBER 31,     OCTOBER 31,
                                          2003            2002           2003             2002             2003            2002
                                    --------------- --------------- --------------- ---------------  --------------- ---------------
OPERATIONS:
  Net investment income ........... $     3,620,647 $     7,872,513 $     1,294,888 $     2,506,614 $       390,883 $     1,023,425
  Net realized gain/(loss)
    on investments ................          32,769          93,314          (4,730)          2,131          10,840          18,495
                                    --------------- --------------- --------------- --------------- --------------- ---------------
  NET INCREASE IN NET ASSETS
    RESULTING FROM OPERATIONS .....       3,653,416       7,965,827       1,290,158       2,508,745         401,723       1,041,920
                                    --------------- --------------- --------------- --------------- --------------- ---------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Money Market Class ............      (3,487,533)     (7,480,402)     (1,268,171)     (2,464,369)       (366,730)       (970,105)
    Cash Management Class .........        (133,114)       (392,111)        (26,717)        (42,245)        (24,153)        (53,320)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
                                         (3,620,647)     (7,872,513)     (1,294,888)     (2,506,614)       (390,883)     (1,023,425)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
  Net realized gain on
    investment transactions
    Money Market Class ............         (31,686)        (89,627)             --         (23,088)        (10,284)        (22,717)
    Cash Management Class .........          (1,083)         (3,687)             --            (102)           (556)         (1,095)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
                                            (32,769)        (93,314)             --         (23,190)        (10,840)        (23,812)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
  TOTAL DISTRIBUTIONS TO
    SHAREHOLDERS ..................      (3,653,416)     (7,965,827)     (1,294,888)     (2,529,804)       (401,723)     (1,047,237)
                                    --------------- --------------- --------------- --------------- --------------- ---------------

CAPITAL SHARE TRANSACTIONS
  ($1.00 PER SHARE)
  Proceeds from shares issued
    Money Market Class ............   1,447,079,798   1,772,132,434     617,588,973     663,815,681     106,770,269     159,234,860
    Cash Management Class .........      21,511,573      41,271,217      14,710,407      38,003,576       4,094,700      59,069,889
                                    --------------- --------------- --------------- --------------- --------------- ---------------
                                      1,468,591,371   1,813,403,651     632,299,380     701,819,257     110,864,969     218,304,749
                                    --------------- --------------- --------------- --------------- --------------- ---------------
  Proceeds from reinvestment
    of dividends
    Money Market Class ............       3,519,219       7,458,182       1,268,171       2,456,551         366,730         992,051
    Cash Management Class .........         134,197         385,248          25,999          35,625          24,153          45,813
                                    --------------- --------------- --------------- --------------- --------------- ---------------
                                          3,653,416       7,843,430       1,294,170       2,492,176         390,883       1,037,864
                                    --------------- --------------- --------------- --------------- --------------- ---------------
  Cost of shares redeemed
    Money Market Class ............  (1,644,850,927) (1,727,031,684)   (670,315,712)   (676,518,032)   (127,170,512)   (170,393,296)
    Cash Management Class .........     (30,374,576)    (55,277,074)    (13,342,912)    (39,236,452)     (5,133,842)    (59,677,390)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
                                     (1,675,225,503) (1,782,308,758)   (683,658,624)   (715,754,484)   (132,304,354)   (230,070,686)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
  Net increase/(decrease)
    in net assets from
    share transactions ............    (202,980,716)     38,938,323     (50,065,074)    (11,443,051)    (21,048,502)    (10,728,073)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
  NET INCREASE/(DECREASE)
    IN NET ASSETS .................    (202,980,716)     38,938,323     (50,069,804)    (11,464,110)    (21,048,502)    (10,733,390)
                                    --------------- --------------- --------------- --------------- --------------- ---------------
NET ASSETS:
  Beginning of period .............     646,193,570     607,255,247     258,526,698     269,990,808      85,450,243      96,183,633
                                    --------------- --------------- --------------- --------------- --------------- ---------------
  End of period ................... $   443,212,854 $   646,193,570 $   208,456,894 $   258,526,698 $    64,401,741 $    85,450,243
                                    =============== =============== =============== =============== =============== ===============

                 See accompanying notes to financial statements.

THE TREASURER'S FUND -- FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Selected data for each share class of capital stock outstanding throughout each period indicated:

                                   OPERATING PERFORMANCE            DISTRIBUTIONS TO SHAREHOLDERS
                          ------------------------------------  -------------------------------------
                                          Net
              Net Asset              Realized and                              Net                     Net Asset
                Value,        Net     Unrealized    Total from     Net      Realized                     Value,
Period Ended  Beginning   Investment    Gain on     Investment  Investment   Gain on       Total         End of     Total
October 31,   of Period     Income    Investments   Operations    Income   Investments  Distributions    Period    Return+
------------  ---------   ---------- ------------   ----------  ---------- -----------  -------------  ---------   -------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2003          $1.00       $0.007     $0.000(c)      $0.007     $(0.007)   $(0.000)(c)   $(0.007)       $1.00      0.67%
  2002           1.00        0.014      0.000(c)       0.014      (0.014)    (0.000)(c)    (0.014)        1.00      1.43
  2001           1.00        0.041      0.000(c)       0.041      (0.041)    (0.000)(c)    (0.041)        1.00      4.31
  2000           1.00        0.055      0.000(c)       0.055      (0.055)    (0.000)(c)    (0.055)        1.00      5.68
  1999           1.00        0.045         --          0.045      (0.045)        --        (0.045)        1.00      4.65
CASH MANAGEMENT CLASS
  2003          $1.00       $0.008     $0.000(c)      $0.008     $(0.008)   $(0.000)(c)   $(0.008)       $1.00      0.75%
  2002           1.00        0.015      0.000(c)       0.015      (0.015)    (0.000)(c)    (0.015)        1.00      1.54
  2001           1.00        0.044      0.000(c)       0.044      (0.044)    (0.000)(c)    (0.044)        1.00      4.42
  2000(a)        1.00        0.030      0.000(c)       0.030      (0.030)    (0.000)(c)    (0.030)        1.00      3.04
TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------
MONEY MARKET CLASS
  2003          $1.00       $0.005         --         $0.005     $(0.005)        --       $(0.005)       $1.00      0.50%
  2002           1.00        0.010         --          0.010      (0.010)        --        (0.010)        1.00      0.95
  2001           1.00        0.026         --          0.026      (0.026)        --        (0.026)        1.00      2.65
  2000           1.00        0.035         --          0.035      (0.035)        --        (0.035)        1.00      3.52
  1999           1.00        0.027         --          0.027      (0.027)        --        (0.027)        1.00      2.71
CASH MANAGEMENT CLASS
  2003          $1.00       $0.006         --         $0.006     $(0.006)        --       $(0.006)       $1.00      0.63%
  2002           1.00        0.011         --          0.011      (0.011)        --        (0.011)        1.00      1.07
  2001           1.00        0.027         --          0.027      (0.027)        --        (0.027)        1.00      2.75
  2000(a)        1.00        0.019         --          0.019      (0.019)        --        (0.019)        1.00      1.93
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2003          $1.00       $0.005     $0.000(c)      $0.005     $(0.005)   $(0.000)(c)   $(0.005)       $1.00      0.51%
  2002           1.00        0.012      0.000(c)       0.012      (0.012)    (0.000)(c)    (0.012)        1.00      1.18
  2001           1.00        0.039      0.001          0.040      (0.039)    (0.001)       (0.040)        1.00      4.12
  2000           1.00        0.052      0.000(c)       0.052      (0.052)    (0.000)(c)    (0.052)        1.00      5.28
  1999           1.00        0.042         --          0.042      (0.042)        --        (0.042)        1.00      4.34
CASH MANAGEMENT CLASS
  2003          $1.00       $0.006     $0.000(c)      $0.006     $(0.006)   $(0.000)(c)   $(0.006)       $1.00      0.62%
  2002           1.00        0.013      0.000(c)       0.013      (0.013)    (0.000)(c)    (0.013)        1.00      1.29
  2001           1.00        0.042      0.001          0.043      (0.042)    (0.001)       (0.043)        1.00      4.22
  2000(a)        1.00        0.028      0.000(c)       0.028      (0.028)    (0.000)(c)    (0.028)        1.00      2.81

                        RATIOS TO AVERAGE NET ASSETS
                            AND SUPPLEMENTAL DATA
                 ---------------------------------------
                             Ratio of Net  Ratio of Net
                 Net Assets,  Investment    Operating
                    End of      Income       Expenses
Period Ended        Period    to Average    to Average
October 31,       (in 000's)  Net Assets    Net Assets
------------     -----------  -----------  -------------
DOMESTIC PRIME MONEY MARKET PORTFOLIO
-------------------------------------
MONEY MARKET CLASS
  2003             $428,036       0.68%       0.60%(e)
  2002              622,288       1.43        0.60(d)
  2001              569,728       4.09        0.59
  2000              354,350       5.55        0.59
  1999              415,941       4.55        0.50
CASH MANAGEMENT CLASS
  2003             $ 15,177       0.77%       0.51%
  2002               23,906       1.55        0.49
  2001               37,527       4.41        0.49
  2000(a)            43,427       5.62(b)     0.52(b)
TAX EXEMPT MONEY MARKET PORTFOLIO
---------------------------------------
MONEY MARKET CLASS
  2003             $204,723       0.50%       0.60%(e)
  2002              256,186       0.96        0.58(d)
  2001              266,453       2.58        0.56
  2000              216,082       3.47        0.53
  1999              195,580       2.67        0.49(f)
CASH MANAGEMENT CLASS
  2003             $  3,734       0.62%       0.47%
  2002                2,341       1.07        0.47
  2001                3,538       2.74        0.46
  2000(a)             6,029       3.54(b)     0.46(b)
U.S. TREASURY MONEY MARKET PORTFOLIO
------------------------------------
MONEY MARKET CLASS
  2003             $ 61,526       0.51%       0.65%(e)
  2002               81,559       1.17        0.64(d)
  2001               91,731       3.88        0.60
  2000               76,634       5.11        0.65
  1999              108,893       4.19        0.56
CASH MANAGEMENT CLASS
  2003             $  2,876       0.61%       0.54%
  2002                3,891       1.27        0.53
  2001                4,453       4.16        0.51
  2000(a)             4,312       5.17(b)     0.59(b)

--------------------
 + Total return represents aggregate total return of a hypothetical $1,000 investment at the beginning of the period and sold at the end of the period including reinvestment of dividends. Total return for the period of less than one year is not annualized.
 (a) From  commencement of offering on May 1, 2000.
 (b) Annualized.
 (c) Amount represents less than $0.0005 per share.
 (d) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class, Tax Exempt Money Market Class, and U.S. Treasury Money Market Class would be 0.75%, 0.73% and 0.79%, respectively.
 (e) For the Money Market Class, the ratios include a reduction of expenses due to reimbursement by the Adviser and Service fee credit. Excluding such Adviser reimbursement and credits, the expense ratio for Domestic Prime Money Market Class, Tax Exempt Money Market Class, and U.S. Treasury Money Market Class would be 0.81%, 0.77% and 0.84%, respectively.
 (f) Operating expense ratios after custodian fee credits on cash balances maintained with the custodian for the year ended October 31, 1999 were 0.48%, respectively.

                 See accompanying notes to financial statements.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. DESCRIPTION. The Treasurer's Fund, Inc. (the "Fund") was organized as a Maryland corporation. The Fund is a diversified, open-end management investment company registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund currently consists of six separately managed portfolios, three of which are active: the Domestic Prime Money Market Portfolio, the Tax Exempt Money Market Portfolio and the U.S. Treasury Money Market Portfolio (each a "Portfolio" and collectively, the "Portfolios"). Shares of these Portfolios are offered as either (i) the Gabelli Cash Management Class (the "Cash Management Class") or (ii) the Domestic Prime Money Market Class, the Tax Exempt Money Market Class and the U.S. Treasury Money Market Class, (the "Money Market Class"). The Cash Management Class of Shares is identical to the Money Market Class of Shares except that the Money Market Class of Shares are offered to organizations which are compensated for enhanced transfer agency services. The Global Money Market Portfolio, the Limited Term Portfolio and the Tax Exempt Limited Term Portfolio are currently inactive.

2. SIGNIFICANT ACCOUNTING POLICIES. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued at amortized cost, which approximates market value, in accordance with Rule 2a-7 under the 1940 Act. Amortized cost involves valuing a portfolio security at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument.

REPURCHASE AGREEMENTS. Each Portfolio may enter into repurchase agreements with primary government securities dealers recognized by the Federal Reserve Bank of New York, with member banks of the Federal Reserve System or with other brokers or dealers that meet credit guidelines established by Gabelli Fixed Income LLC (the "Adviser"). Under the terms of a typical repurchase agreement, a Portfolio takes possession of an underlying debt obligation subject to an obligation of the seller to repurchase, and the Portfolio to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the Portfolio's holding period. The Portfolio will always receive and maintain securities as collateral whose market value, including accrued interest, will be at least equal to 100% of the dollar amount invested by the Portfolio in each agreement. The Portfolio will make payment for such securities only upon physical delivery or upon evidence of book entry transfer of the collateral to the account of the custodian. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market on a daily basis to maintain the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

SECURITIES TRANSACTIONS AND INVESTMENT INCOME. Securities transactions are accounted for on the trade date with realized gain or loss on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded as earned.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS. Dividends from investment income (including realized short-term capital gains and losses) are declared daily and paid monthly. Distributions of long term capital gains, if any, are paid annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States. These differences are primarily due to differing treatments of income and gains on various investment securities held by a Portfolio, timing differences and differing characterization of distributions made by a Portfolio.

For the fiscal year ended October 31, 2003, reclassifications were made to the Domestic Prime Money Market Portfolio and the U.S. Treasury Money Market Portfolio to increase accumulated net investment income for $6,462 and $2,125, respectively, with an offsetting adjustment to paid-in-capital.


The tax character of dividends paid during the past two fiscal years is as follows:

                                       DOMESTIC PRIME               TAX EXEMPT                U.S. TREASURY
                                   MONEY MARKET PORTFOLIO     MONEY MARKET PORTFOLIO     MONEY MARKET PORTFOLIO
                                 --------------------------  ------------------------   -------------------------
                                  YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED   YEAR ENDED    YEAR ENDED
                                  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,   OCTOBER 31,  OCTOBER 31,   OCTOBER 31,
                                     2003          2002         2003          2002         2003          2002
                                 -----------   ------------  -----------  -----------   -----------  ------------
Dividends paid from:
   Ordinary income (inclusive of
     short-term capital gains) . $3,653,416     $7,965,827           --           --      $401,723    $1,047,237
   Tax exempt income ...........         --             --   $1,294,888   $2,529,804            --            --
                                 ----------     ----------   ----------   ----------      --------    ----------
   Total distributions ......... $3,653,416     $7,965,827   $1,294,888   $2,529,804      $401,723    $1,047,237
                                 ==========     ==========   ==========   ==========      ========    ==========

EXPENSES. Certain administrative expenses are common to, and allocated among, the Portfolios. Such allocations are made on the basis of each Portfolio's average net assets or other criteria directly affecting the expenses as determined by the Adviser.

The Tax Exempt Money Market Portfolio may maintain a cash balance with its custodian and receive a reduction of its custody fees and expenses for the equivalent amount of interest earned by the Custodian on such uninvested cash balances. For the year ended October 31, 2003, there were no custody fee credits earned by the Portfolio. The Portfolio could invest such amounts in an income producing asset if it does not agree to a reduction of fees or expenses under the expenses offset arrangement with its custodian.

The Service fee for the Money Market Class of each Portfolio is 0.30%. These Service fees are reduced by payments to the custodian, an affiliate of the sub-transfer agent. Such reductions are presented as Service fees credit -- Money Market Class in the Statement of Operations.

PROVISION FOR INCOME TAXES. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for Federal income taxes is required.

THE TREASURER'S FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

As of October 31, 2003, the components of accumulated earnings/(losses) on a tax basis were as follows:

                                       DOMESTIC PRIME               TAX EXEMPT                U.S. TREASURY
                                   MONEY MARKET PORTFOLIO     MONEY MARKET PORTFOLIO     MONEY MARKET PORTFOLIO
                                   ----------------------     ----------------------     ----------------------
Undistributed ordinary income .......... $ 62,009                          --                   $  9,689
Tax exempt income ......................       --                    $ 75,687                         --
Capital loss carryforward ..............       --                     (18,605)                        --
Other ..................................  (62,009)                    (26,268)                    (9,689)
                                         --------                    --------                   --------
Total accumulated earnings .............       --                    $ 30,814                         --
                                         ========                    ========                   ========

Other is primarily due to dividends payable.

3. AGREEMENT WITH AFFILIATED PARTIES. The Fund has entered into investment advisory agreements on behalf of each portfolio of the Fund (the "Advisory Agreements") with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 0.30% of the value of each Portfolio's average daily net assets. In accordance with the Advisory Agreements, the Adviser provides a continuous investment program for the Fund's portfolios, oversees the administration of all aspects of the Fund's business affairs and pays the compensation of all Officers and Directors of the Fund who are its affiliates.

Gabelli Funds, LLC, (the "Administrator"), an affiliate of the Adviser, serves as the Administrator to the Fund pursuant to an Administrative Services
Agreement with each of the Portfolios under which the Administrator provides services for a fee that is computed daily and paid monthly in accordance with the following schedule: (i) 0.10% of the first $500 million of aggregate average daily net assets of the Fund, (ii) 0.065% of the next $250 million of aggregate average daily net assets of the Fund, (iii) 0.055% of the next $250 million of aggregate average daily net assets of the Fund, and (iv) 0.050% of aggregate average daily net assets of the Fund over $1 billion.

The Advisor has contractually agreed to limit expenses of the Portfolios to the extent necessary to maintain Total Net Expenses at no more than 0.60% for the Money Market Class Shares of each of the Domestic Prime Portfolio and Tax Exempt Portfolio and 0.65% for the Money Market Class Shares of the U.S. Treasury Portfolio. The expense limitation agreement will continue until at least October 31, 2004 and is renewable annually. For the year ended October 31, 2003, the Advisor reimbursed the Fund's Money Market Class in the amount of $959,166, $378,170 and $105,505 for the Domestic Prime Portfolio, the Tax Exempt Portfolio and the U.S.Treasury Portfolio, respectively.

The Fund has adopted a distribution and service plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for each Portfolio of the Fund. There are no fees or expenses chargeable to the Fund under the Plan and the Fund's Board of Directors has adopted the Plan in case certain expenses of the Fund might be considered to constitute indirect payment by the Fund of distribution expenses. As of March 1, 2000, Gabelli & Company, Inc. (the "Distributor"), an affiliate of the Adviser, serves as the exclusive Distributor of the shares of each Portfolio pursuant to its Distribution Agreement with the Fund.

4. FEDERAL INCOME TAX INFORMATION. As of October 31, 2003, the Tax Exempt Money Market Portfolio had net capital loss carryforwards, which may be used to offset future capital gains, for Federal income tax purposes of $569, $13,306 and $4,730 expiring in 2007, 2008 and 2011, respectively.

REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS
--------------------------------------------------------------------------------

TO THE SHAREHOLDERS AND BOARD OF DIRECTORS OF
THE TREASURER'S FUND, INC.

      We have audited the accompanying statements of net assets of the Domestic Prime Money Market, the Tax Exempt Money Market, and the U.S. Treasury Money Market Portfolios (each a portfolio of The Treasurer's Fund, Inc.) (the "Fund") as of October 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2003, by correspondence with the custodian and others. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting The Treasurer's Fund, Inc. at October 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States.

                                                           /s/ ERNST & YOUNG LLP

New York, New York
December 5, 2003

--------------------------------------------------------------------------------
                   2003 TAX NOTICE TO SHAREHOLDERS (UNAUDITED)

   For the fiscal year ended October 31, 2003, 100.00% of the dividends from investment income paid by the Tax Exempt Money Market Portfolio are exempt from Federal taxation for shareholders who are not subject to the alternative minimum tax. The percentage of income dividends from the Fund subject to alternative minimum tax is 19.11%. These dividends may not be exempt from state and local taxation. Due to the diversity in state and local tax laws, it is recommended that you consult your personal tax adviser for the applicability of the information provided as to your specific situation.

   U.S. GOVERNMENT INCOME:

   The percentage of ordinary income dividend paid by the Domestic Prime Money Market Portfolio, Tax Exempt Money Market Portfolio and U.S. Treasury Money Market Portfolio during the period from November 1, 2002 through October 31, 2003 which was derived from U.S. Treasury securities was 0.02%, 0.00% and 32.06%, respectively. Such income may be exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund's fiscal year in U.S. Treasury securities. The U.S. Treasury Money Market Portfolio met this requirement. The Domestic Prime Money Market Portfolio and Tax Exempt Money Market Portfolio did not meet this requirement in fiscal year 2003.
--------------------------------------------------------------------------------

THE TREASURER'S FUND
ADDITIONAL FUND INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------
The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund's Statement of Additional Information includes additional information about The Treasurer's Fund, Inc. Directors and is available, without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Treasurer's Fund, Inc. at One Corporate Center, Rye, NY 10580-1422.

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                HELD BY DIRECTOR 3
-----------------     -------------  ----------------     -----------------------              -------------------
INTERESTED DIRECTORS 4:
KARL OTTO POHL         Since 1997          32       Member of the Shareholder Committee of    Director of Gabelli Asset
Director                                            Sal Oppenheim Jr. & Cie (private          Management Inc. (investment
Age: 73                                             investment bank); Former President of     management); Chairman, Incentive
                                                    the Deutsche Bundesbank and Chairman of   Capital and Incentive Asset
                                                    its Central Bank Council (1980-1991)      Management (Zurich); Director at
                                                                                              Sal Oppenheim Jr. & Cie, Zurich

NON-INTERESTED DIRECTORS:
ANTHONY J. COLAVITA    Since 1997          34       President and Attorney at Law in the law              --
Director                                            firm of Anthony J. Colavita, P.C.
Age: 67

ARTHUR V. FERRARA      Since 2000           9       Formerly, Chairman of the Board and       Director of The Guardian Life
Director                                            Chief Executive Officer of The Guardian   Insurance Company of America;
Age: 73                                             Life Insurance Company of America from    Director of The Guardian Insurance
                                                    January 1993 to December 1995;            & Annuity Company, Inc., Guardian
                                                    President, Chief Executive Officer and    Investor Services Corporation
                                                    a Director prior thereto                  and 5 mutual funds within the
                                                                                              Guardian Fund Complex

MARY E. HAUCK          Since 1992           6       Retired Senior Manager of the Gabelli                 --
Director                                            O'Connor Fixed Income Mutual Fund
Age: 61                                             Management Company

ROBERT C. KOLODNY, MD  Since 1987           3       Physician, author and lecturer                        --
Director                                            (self-employed) since 1983; General
Age: 59                                             Partner of KBS Partnership, KBS II
                                                    Investment Partnership, KBS III
                                                    Investment Partnership, KBS IV Limited
                                                    Partnership, KBS New Dimensions, L.P.,
                                                    KBS Global Opportunities, L.P. and KBS
                                                    VII Limited Partnership (private
                                                    investment partnerships) since 1981;
                                                    Medical Director and Chairman of the
                                                    Board of the Behavioral Medicine
                                                    Institute since 1983

NON-INTERESTED DIRECTORS:
ROBERT J. MORRISSEY    Since 2001          10       Partner in the law firm of Morrissey,                 --
Director                                            Hawkins & Lynch
Age: 64

ANTHONY R. PUSTORINO   Since 1987          17       Certified Public Accountant; Professor                --
Director                                            Emeritus, Pace University
Age: 78

WERNER J. ROEDER, MD   Since 1997          26       Vice President/Medical Affairs, Lawrence              --
Director                                            Hospital Center and practicing private
Age: 63                                             physician

ANTHONIE C. VAN EKRIS  Since 1987          19       Managing Director of BALMAC               Director of Aurado Exploration Inc.
Director                                            International, Inc.
Age: 69

THE TREASURER'S FUND
ADDITIONAL FUND INFORMATION (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

                         TERM OF        NUMBER OF
NAME, POSITION(S)      OFFICE AND     FUNDS IN FUND
    ADDRESS 1            LENGTH OF   COMPLEX OVERSEEN     PRINCIPAL OCCUPATION(S)              OTHER DIRECTORSHIPS
     AND AGE          TIME SERVED 2     BY DIRECTOR       DURING PAST FIVE YEARS                HELD BY DIRECTOR 3
-----------------     -------------  ----------------     -----------------------              -------------------
OFFICERS:
RONALD S. EAKER        Since 1997          --       Senior Portfolio Manager of Gabelli Fixed             --
President and                                       Income LLC and its predecessors since 1987
Chief Investment Officer
Age: 43

BRUCE N. ALPERT        Since 1997          --       Director and President of Gabelli Advisers,           --
Vice President                                      Inc. Executive Vice President and Chief
Age: 51                                             Operating Officer of Gabelli Funds,
                                                    LLC since 1988 and an officer of all
                                                    mutual funds advised by Gabelli Funds,
                                                    LLC and its affiliates

JUDITH RANERI          Since 1997          --       Portfolio Manager, Gabelli Funds, LLC since           --
Secretary, Treasurer                                April 1997; member of the Investment and
and Portfolio Manager                               Credit Review Committees
Age: 36

HENLEY L. SMITH        Since 1997          --       Senior Portfolio Manager of Gabelli Fixed             --
Vice President                                      Income LLC and its predecessors since 1987
and Investment Officer
Age: 47

1 Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.
2 Each Director  will hold office for an  indefinite  term until the earliest of
  (i) the next meeting of shareholders if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund's Amended and Restated By-Laws and Amended and Restated Articles of Incorporation.
3 This column includes only directorships of companies required to report to the SEC under the Securities and Exchange Act of 1934 (i.e. public companies) or other investment companies registered under the 1940 Act.
4 "Interested person" of the Fund as defined in the Investment Company Act of 1940. Mr. Pohl is considered an "interested person" because of his affiliation with Gabelli Asset Management Inc., an affiliate of the Fund's investment adviser.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  GABELLI FUNDS AND YOUR PERSONAL PRIVACY
--------------------------------------------------------------------------------

  WHO ARE WE?

  The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds LLC, Gabelli Advisers, Inc. and Gabelli Fixed Income, LLC, which are affiliated with Gabelli Asset Management Inc. Gabelli Asset Management is a publicly-held company that has subsidiaries that provide investment advisory or brokerage services for a variety of clients.

  WHAT KIND OF NON-PUBLIC INFORMATION DO WE COLLECT ABOUT YOU IF YOU BECOME A GABELLI CUSTOMER?

  If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

  o INFORMATION YOU GIVE US ON YOUR APPLICATION FORM. This could include your name, address, telephone number, social security number, bank account number, and other information.

  o INFORMATION ABOUT YOUR TRANSACTIONS WITH US, ANY TRANSACTIONS WITH OUR AFFILIATES AND TRANSACTIONS WITH THE ENTITIES WE HIRE TO PROVIDE SERVICES TO YOU. This would include information about the shares that you buy or redeem, and the deposits and withdrawals that you make. If we hire someone else to provide services--like a transfer agent--we will also have information about the transactions that you conduct through them.

  WHAT INFORMATION DO WE DISCLOSE AND TO WHOM DO WE DISCLOSE IT?

  We do not disclose any non-public personal information about our customers or former customers to anyone, other than our affiliates, our service providers who need to know such information and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its web site, www.sec.gov.

  WHAT DO WE DO TO PROTECT YOUR PERSONAL INFORMATION?

  We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the Fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information confidential.
--------------------------------------------------------------------------------

                              THE TREASURER'S FUND
                              One Corporate Center
                            Rye, New York 10580-1422
                                   800-GABELLI
                                  800-422-3554
                                FAX: 914-921-5118
                            WEBSITE: WWW.GABELLI.COM
                            E-MAIL: INFO@GABELLI.COM
                   Net Asset Value available daily by calling
                           800-GABELLI after 6:00 P.M.

                               BOARD OF DIRECTORS

Anthony J. Colavita                               Karl Otto Pohl
ATTORNEY-AT-LAW                                   FORMER PRESIDENT
ANTHONY J. COLAVITA, P.C.                         DEUTSCHE BUNDESBANK

Arthur V. Ferrara                                 Anthony R. Pustorino
FORMER CHAIRMAN AND                               CERTIFIED PUBLIC ACCOUNTANT
CHIEF EXECUTIVE OFFICER                           PROFESSOR EMERITUS,
GUARDIAN LIFE INSURANCE                           PACE UNIVERSITY
COMPANY OF AMERICA

Mary E. Hauck                                     Werner J. Roeder, MD
(RETIRED) SENIOR PORTFOLIO MANAGER                VICE PRESIDENT/MEDICAL AFFAIRS
GABELLI-O'CONNOR FIXED INCOME                     LAWRENCE HOSPITAL CENTER
MUTUAL FUND MANAGEMENT CO.

Robert C. Kolodny, MD                             Anthonie C. van Ekris
PHYSICIAN, AUTHOR AND LECTURER                    MANAGING DIRECTOR
GENERAL PARTNER OF KBS PARTNERSHIP                BALMAC INTERNATIONAL, INC.

Robert J. Morrissey
ATTORNEY-AT-LAW
MORRISSEY, HAWKINS & LYNCH

                                    OFFICERS

Ronald S. Eaker                                   Judith A. Raneri
PRESIDENT AND                                     SECRETARY, TREASURER AND
CHIEF INVESTMENT OFFICER                          PORTFOLIO MANAGER

Henley L. Smith                                   Bruce N. Alpert
VICE PRESIDENT AND                                VICE PRESIDENT
INVESTMENT OFFICER

                                   DISTRIBUTOR
                             Gabelli & Company, Inc.

                                    CUSTODIAN
                             Custodial Trust Company

                                  LEGAL COUNSEL
                      Paul, Hastings, Janofsky & Walker LLP

--------------------------------------------------------------------------------
This report is submitted for the general information of the shareholders of The Treasurer's Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
--------------------------------------------------------------------------------
GAB TRS AR03 SR

THE
TREASURER'S
FUND,
INC.



Money Market Portfolios
-----------------------

Domestic Prime
Tax Exempt
U.S. Treasury

                                                                   ANNUAL REPORT
                                                                OCTOBER 31, 2003

ITEM 2. CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of conduct that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of conduct that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of conduct that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) As of the end of the period covered by the report, the registrant's board of directors has determined that Anthony R. Pustorino is qualified to serve as an audit committee financial expert serving on its audit committee and that he is "independent."


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEM 6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 10. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Treasurer's Fund, Inc.
            --------------------------------------------------------------------
By (Signature and Title)*  /s/ Bruce N. Alpert
                          ------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date                       01/08/04
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Bruce N. Alpert
                          ------------------------------------------------------
                           Bruce N. Alpert, Principal Executive Officer & Principal Financial Officer

Date                       01/08/04
    ----------------------------------------------------------------------------


* Print the name and title of each signing officer under his or her signature.